UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-5276
                                   --------

Value Line Strategic Asset Management Trust
-------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2004
                        ------------------

Date of reporting period: September 30, 2005
                          ------------------

Item 1: Schedule of Investments.

Value Line Strategic Asset Management Trust
Schedule of Investments (unaudited)                           September 30, 2005
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------

Common Stocks - (77.8%)

Advertising  - (0.3%)
          40,000 R.H. Donnelley Corp.*                              $ 2,530,400

Aerospace/Defense - (1.3%)
          28,000 DRS Technologies, Inc.                               1,382,080
          18,000 Engineered Support Systems, Inc.                       738,720
          21,000 L-3 Communications Holdings, Inc.                    1,660,470
          48,000 Precision Castparts Corp.                            2,548,800
          66,000 Rockwell Collins, Inc.                               3,189,120
                                                                   -------------
                                                                      9,519,190

Air Transport - (0.3%)
          27,000 FedEx Corp.                                          2,352,510

Apparel - (0.5%)
          40,000 Polo Ralph Lauren Corp.                              2,012,000
          24,000 VF Corp.                                             1,391,280
                                                                   -------------
                                                                      3,403,280

Auto & Truck - (0.3%)
          42,000 Oshkosh Truck Corp.                                  1,812,720

Auto Parts - (0.9%)
          29,000 BorgWarner, Inc.                                     1,637,340
          12,000 Eaton Corp.                                            762,600
          73,000 Johnson Controls, Inc.                               4,529,650
                                                                   -------------
                                                                      6,929,590

Bank - (2.4%)
          70,000 Bank of Hawaii Corp.                                 3,445,400
          23,000 City National Corp.                                  1,612,070
          13,000 Colonial BancGroup, Inc. (The)                         291,200
          43,000 Compass Bancshares, Inc.                             1,970,690
          22,000 M&T Bank Corp.                                       2,325,620
          17,969 North Fork Bancorporation, Inc.                        458,210
          23,520 TD Banknorth, Inc.                                     708,893
          22,000 UnionBanCal Corp.                                    1,533,840
          32,000 Webster Financial Corp.                              1,438,720
          72,000 Wells Fargo & Co.                                    4,217,040
                                                                   -------------
                                                                     18,001,683

Bank - Midwest - (0.4%)
          61,000 Huntington Bancshares, Inc.                          1,370,670
          37,000 Marshall & Ilsley Corp.                              1,609,870
                                                                   -------------
                                                                      2,980,540

Beverage - Alcoholic (0.8%)
          24,000 Brown-Forman Corp. Class "B"                         1,428,960
         178,000 Constellation Brands, Inc. Class "A"*                4,628,000
                                                                   -------------
                                                                      6,056,960

Beverage - Soft Drink (0.1%)
          11,284 Toronto-Dominion Bank (The)                            556,527

Biotechnology - (0.8%)
          20,000 Amgen, Inc.*                                         1,593,400
          27,000 Genentech, Inc.*                                     2,273,670
          34,000 United Therapeutics Corp.*                           2,373,200
                                                                   -------------
                                                                      6,240,270

Building Materials - (0.3%)
          29,000 Jacobs Engineering Group, Inc.*                      1,954,600

Canadian Energy - (0.7%)
          37,000 Suncor Energy, Inc.                                  2,239,610
          63,000 Talisman Energy, Inc.                                3,076,920
                                                                   -------------
                                                                      5,316,530

Cement & Aggregates- (0.7%)
          13,400 Ceradyne, Inc.*                                        491,512
          11,200 Eagle Materials, Inc.                                1,359,344
          47,400 Florida Rock Industries, Inc.                        3,037,866
                                                                   -------------
                                                                      4,888,722

Chemical - Basic - (0.4%)
          32,000 Potash Corp. of Saskatchewan, Inc.                   2,986,240

Chemical - Diversified - (0.3%)
           6,000 Air Products and Chemicals, Inc.                       330,840
          28,000 Monsanto Co.                                         1,757,000
                                                                   -------------
                                                                      2,087,840

Chemical - Speciality - (1.3%)
         108,000 Ecolab, Inc.                                         3,448,440
          96,000 Praxair, Inc.                                        4,601,280
           4,000 Sherwin-Williams Co. (The)                             176,280
          24,200 Sigma-Aldrich Corp.                                  1,550,252
                                                                   -------------
                                                                      9,776,252

Coal - (1.0%)
          32,000 CONSOL Energy, Inc.                                  2,440,640
          12,000 Joy Global, Inc.                                       605,520
          50,000 Peabody Energy Corp.                                 4,217,500
                                                                   -------------
                                                                      7,263,660

Computer & Peripherals - (0.2%)
          50,000 Hewlett-Packard Co.                                  1,460,000

Computer Software & Services - (1.6%)
          78,000 Autodesk, Inc.*                                      3,622,320
          34,000 CACI International, Inc. Class "A"*                  2,060,400
          56,000 Cognizant Technology Solutions Corp. Class "A"*      2,609,040
          27,000 Infosys Technologies Ltd.                            2,005,560
          40,000 SRA International, Inc. Class "A"*                   1,419,200
                                                                   -------------
                                                                     11,716,520

Diversified Companies - (3.9%)
         167,000 American Standard Companies, Inc.                    7,773,850
          49,000 AMETEK, Inc.                                         2,105,530
           6,000 Brink's Co. (The)                                      246,360
          66,600 Danaher Corp.                                        3,585,078
          26,000 Fortune Brands, Inc.                                 2,114,580
          70,000 ITT Industries, Inc.                                 7,952,000
          43,000 Pentair, Inc.                                        1,569,500
          24,000 Textron, Inc.                                        1,721,280
          36,000 United Technologies Corp.                            1,866,240
                                                                   -------------
                                                                     28,934,418

Drug - (1.8%)
          38,000 Celgene Corp.*                                       2,064,160
          38,000 Covance, Inc.*                                       1,823,620
          20,000 Genzyme Corp.*                                       1,432,800
          39,000 Gilead Sciences, Inc.*                               1,901,640
          33,000 Immucor, Inc.*                                         905,520
          10,000 Kos Pharmaceuticals, Inc.*                             669,300
          26,000 Pharmaceutical Product Development, Inc.*            1,495,260
          86,000 Teva Pharmaceutical Industries Ltd. (ADR)            2,874,120
                                                                   -------------
                                                                     13,166,420

E-Commerce - (0.1%)
          17,000 Websense, Inc.*                                        870,570

Electrical Equipment - (2.0%)
         105,000 Corning, Inc.*                                       2,029,650
         120,000 FLIR Systems, Inc.*                                  3,549,600
          53,000 Harman International Industries, Inc.                5,420,310
          25,000 Spectrum Brands, Inc.*                                 588,750
          55,000 Trimble Navigation Ltd.*                             1,852,950
          46,000 WESCO International, Inc.*                           1,558,020
                                                                   -------------
                                                                     14,999,280

Electrical Utility - Central - (1.2%)
          38,000 Entergy Corp.                                        2,824,160
          51,000 TXU Corp.                                            5,756,880
                                                                   -------------
                                                                      8,581,040

Electrical Utility - East - (0.8%)
          28,000 Constellation Energy Group                           1,724,800
          37,000 Exelon Corp.                                         1,977,280
          52,000 The Southern Company                                 1,859,520
                                                                   -------------
                                                                      5,561,600

Electrical Utility - West - (0.3%)
          41,000 Sempra Energy                                        1,929,460

Electronics - (0.4%)
          34,000 Amphenol Corp.                                       1,371,560
          41,000 Harris Corp.                                         1,713,800
                                                                   -------------
                                                                      3,085,360

Environmental Services - (0.4%)
          53,000 Republic Services, Inc.                              1,870,370
          38,000 Waste Connections, Inc.*                             1,333,040
                                                                   -------------
                                                                      3,203,410

Financial Services - (1.4%)
          12,000 Affiliated Managers Group, Inc.*                       869,040
          19,500 BlackRock, Inc. Class "A"                            1,728,090
          26,000 Brown & Brown, Inc.                                  1,291,940
          35,000 CIT Group, Inc.                                      1,581,300
          26,300 Global Payments, Inc.                                2,044,036
          37,000 IndyMac Bancorp, Inc.                                1,464,460
          33,000 Principal Financial Group, Inc.                      1,563,210
                                                                   -------------
                                                                     10,542,076

Food Processing - (1.3%)
          43,000 Bunge Ltd.                                           2,262,660
          57,000 Dean Foods Co.*                                      2,215,020
          28,000 Hershey Foods Corp.                                  1,576,680
          12,760 Smucker (J.M.) Co.                                     619,370
          37,000 Wrigley (Wm.) Jr. Co.                                2,659,560
                                                                   -------------
                                                                      9,333,290

Food Wholesalers - (0.2%)
          36,000 Sysco Corp.                                          1,129,320

Grocery - (0.7%)
          39,000 Whole Foods Market, Inc.                             5,243,550


Home Appliance - (0.7%)
          23,000 Black & Decker Corp. (The)                           1,888,070
          95,000 Toro Co. (The)                                       3,492,200
                                                                   -------------
                                                                      5,380,270

Hotel/Gaming - (1.5%)
          50,000 Boyd Gaming Corp.                                    2,156,000
          29,000 Choice Hotels International, Inc.                    1,874,560
          27,000 Harrah's Entertainment, Inc.                         1,760,130
          36,000 MGM MIRAGE*                                          1,575,720
          14,000 Starwood Hotels & Resorts Worldwide, Inc.              800,380
          30,000 Station Casinos, Inc.                                1,990,800
          45,000 WMS Industries, Inc.*                                1,265,850
                                                                   -------------
                                                                     11,423,440

Household Products - (0.8%)
          42,000 Energizer Holdings, Inc.*                            2,381,400
          26,000 Scotts Miracle-Gro Co. (The) Class "A"               2,286,180
          40,000 Yankee Candle Company, Inc. (The)                      980,000
                                                                   -------------
                                                                      5,647,580

Industrial Services - (0.7%)
          41,000 C.H. Robinson Worldwide, Inc.*                       2,628,920
           7,000 Expeditors International of Washington, Inc.           397,460
          61,000 Iron Mountain, Inc.*                                 2,238,700
                                                                   -------------
                                                                      5,265,080

Information Services - (1.5%)
          47,000 Alliance Data Systems Corp.*                         1,840,050
          23,000 Corporate Executive Board Co. (The)                  1,793,540
          36,000 Dun & Bradstreet Corp.(The)*                         2,371,320
          20,000 Equifax, Inc.                                          698,800
          21,400 Getty Images, Inc.*                                  1,841,256
          44,000 Moody's Corp.                                        2,247,520
                                                                   -------------
                                                                     10,792,486

Insurance-Life - (1.1%)
          37,000 AFLAC, Inc.                                          1,676,100
          33,000 Manulife Financial Corp.                             1,759,560
          35,000 MetLife, Inc.                                        1,744,050
          25,000 Prudential Financial, Inc.                           1,689,000
          15,000 StanCorp Financial Group, Inc.                       1,263,000
                                                                   -------------
                                                                      8,131,710

Insurance Property & Casualty - (2.3%)
          28,000 Allstate Corp. (The)                                 1,548,120
          94,500 Berkley (W.R.) Corp.                                 3,730,860
          50,000 Everest Re Group, Ltd.                               4,895,000
          68,750 Fidelity National Financial, Inc.                    3,060,750
          35,000 Progressive Corp. (The)                              3,666,950
                                                                   -------------
                                                                     16,901,680
Internet - (0.2%)
          36,000 eBay, Inc.*                                          1,483,200

Machinery - (1.3%)
          35,000 Actuant Corp. - Class "A"                            1,638,000
          40,000 Caterpillar, Inc.                                    2,350,000
          42,000 Donaldson Co., Inc.                                  1,282,260
          52,000 Graco Inc.                                           1,782,560
          22,000 IDEX Corp.                                             936,100
          42,000 Roper Industries, Inc.                               1,650,180
                                                                   -------------
                                                                      9,639,100

Manufactured Housing/Recreation Vehicle - (0.3%)
          20,000 Thor Industries, Inc.                                  680,000
          46,000 Winnebago Industries, Inc.                           1,332,620
                                                                   -------------
                                                                      2,012,620

Medical Services - (5.1%)
          32,000 Aetna, Inc.                                          2,756,480
          42,000 American Healthways, Inc.*                           1,780,800
          15,000 CIGNA Corp.                                          1,767,900
          40,000 Community Health Systems, Inc.*                      1,552,400
          27,500 Coventry Health Care, Inc.*                          2,365,550
          54,256 DaVita, Inc.*                                        2,499,574
          35,000 Haemonetics Corp.*                                   1,663,550
          40,000 Humana, Inc.*                                        1,915,200
          23,000 PacifiCare Health Systems, Inc.*                     1,834,940
          30,000 Quest Diagnostics, Inc.                              1,516,200
          57,000 Renal Care Group, Inc.*                              2,697,240
          41,000 Sierra Health Services, Inc.*                        2,823,670
          85,280 Unitedhealth Group, Inc.                             4,792,736
          30,000 WellChoice, Inc.*                                    2,277,000
          70,000 WellPoint, Inc.*                                     5,307,400
                                                                   -------------
                                                                     37,550,640

Medical Supplies - (5.2%)
          24,000 Advanced Medical Optics, Inc.*                         910,800
          16,000 Alcon, Inc.                                          2,046,080
          34,000 Biomet, Inc.                                         1,180,140
          43,000 C. R. Bard, Inc.                                     2,839,290
          15,000 Charles River Laboratories International*              654,300
          34,000 Edwards Lifesciences Corp.*                          1,509,940
          66,000 Fisher Scientific International, Inc.*               4,095,300
          70,000 Henry Schein, Inc.*                                  2,983,400
          31,000 IDEXX Laboratories, Inc.*                            2,073,280
          35,000 Johnson & Johnson                                    2,214,800
          35,000 Kyphon, Inc.*                                        1,537,900
          18,000 Mentor Corp.                                           990,180
          42,000 Patterson Companies, Inc.*                           1,681,260
          23,000 ResMed Inc.*                                         1,831,950
         120,000 St. Jude Medical, Inc.*                              5,616,000
          28,000 Cooper Companies, Inc. (The)                         2,145,080
          94,000 Varian Medical Systems, Inc.*                        3,713,940
                                                                   -------------
                                                                     38,023,640

Metal Fabricating - (0.4%)
          40,000 Chicago Bridge & Iron Co. N.V.                       1,243,600
          26,000 Harsco Corp.                                         1,704,820
                                                                   -------------
                                                                      2,948,420

Natural Gas - Distribution - (0.6%)
          40,950 Southern Union Co.*                                  1,055,282
         132,000 UGI Corp.                                            3,715,800
                                                                   -------------
                                                                      4,771,082

Natural Gas - Diversified - (2.5%)
          84,000 Energen Corp.                                        3,633,840
          70,000 Equitable Resources, Inc.                            2,734,200
          21,000 Kinder Morgan, Inc.                                  2,019,360
          34,000 Questar Corp.                                        2,996,080
           8,000 Southwestern Energy Co.*                               587,200
         138,888 XTO Energy, Inc.                                     6,294,404
                                                                   -------------
                                                                     18,265,084

Newspaper - (0.3%)
          50,000 E.W. Scripps Co. (The) Class "A"                     2,498,500

Office Equipment & Supplies - (0.5%)
         165,000 Staples, Inc.                                        3,517,800

Oilfield Services/Equipment (0.3%)
          49,000 FMC Technologies, Inc.*                              2,063,390

Packaging & Container - (0.7%)
          43,000 Ball Corp.                                           1,579,820
          84,000 Jarden Corp.*                                        3,449,880
                                                                   -------------
                                                                      5,029,700

Petroleum - Integrated - (1.6%)
          38,000 ConocoPhillips                                       2,656,580
          28,000 Denbury Resources, Inc.*                             1,412,320
          46,000 Murphy Oil Corp.                                     2,294,020
          29,000 Sunoco, Inc.                                         2,267,800
          31,094 Valero Energy Corp.                                  3,515,441
                                                                   -------------
                                                                     12,146,161
Petroleum - Producing - (3.4%)
          43,000 Apache Corp.                                         3,234,460
          40,000 Burlington Resources, Inc.                           3,252,800
         100,000 Chesapeake Energy Corp.                              3,825,000
          25,000 Pogo Producing Co.                                   1,473,500
          36,000 Precision Drilling Corp.*                            1,771,200
          71,800 Range Resources Corp.                                2,772,198
          14,000 Tenaris S.A.                                         1,929,760
         124,000 Ultra Petroleum Corp.*                               7,053,120
                                                                   -------------
                                                                     25,312,038

Pharmacy - (1.0%)
          92,700 Caremark Rx, Inc.*                                   4,628,511
          38,000 Express Scripts, Inc.*                               2,363,600
          13,000 Omnicare, Inc.                                         730,990
                                                                   -------------
                                                                      7,723,101

Publishing - (0.7%)
          44,000 Donnelley (R.R.) & Sons Co.                          1,631,080
          32,000 McGraw-Hill Companies, Inc. (The)                    1,537,280
          35,000 Meredith Corp.                                       1,746,150
                                                                   -------------
                                                                      4,914,510

R.E.I.T. - (1.1%)
          24,000 American Home Mortgage Investment Corp.                727,200
          30,000 CBL & Associates Properties, Inc.                    1,229,700
          20,000 General Growth Properties, Inc.                        898,600
          30,000 Macerich Co. (The)                                   1,948,200
          54,000 ProLogis                                             2,392,740
          18,000 Weingarten Realty Investors                            681,300
                                                                   -------------
                                                                      7,877,740

Railroad - (1.8%)
          34,000 Burlington Northern Santa Fe Corp.                   2,033,200
          85,500 CP Holders, Inc. (ADR)*                             11,475,810
                                                                   -------------
                                                                     13,509,010

Recreation - (0.4%)
          18,000 Royal Caribbean Cruises Ltd.                           777,600
          76,500 Shuffle Master, Inc.*                                2,021,895
                                                                   -------------
                                                                      2,799,495

Restaurant - (1.8%)
         114,000 Applebee's International, Inc.                       2,358,660
          46,000 Cheesecake Factory, Inc. (The)*                      1,437,040
          60,000 CKE Restaurants, Inc.                                  790,800
          50,000 Darden Restaurants, Inc.                             1,518,500
          45,000 P.F. Changs China Bistro, Inc.*                      2,017,350
          29,000 Panera Bread Co. Class "A"*                          1,484,220
          56,500 Sonic Corp.*                                         1,545,275
          45,000 Yum! Brands, Inc.                                    2,178,450
                                                                   -------------
                                                                     13,330,295

Retail Automotive - (0.5%)
          45,900 Advance Auto Parts, Inc.*                            1,775,412
          68,000 O'Reilly Automotive, Inc.*                           1,916,240
                                                                   -------------
                                                                      3,691,652


Retail Building Supplies - (1.1%)
          51,000 Fastenal Co.                                         3,115,590
          41,000 Hughes Supply, Inc.                                  1,336,600
          31,000 Lowe's Companies, Inc.                               1,996,400
          33,000 Tractor Supply Co.*                                  1,506,450
                                                                   -------------
                                                                      7,955,040

Retail - Special Lines - (4.2%)
          31,000 Aeropostale, Inc.*                                     658,750
          54,000 American Eagle Outfitters, Inc.                      1,270,620
          18,000 Barnes & Noble, Inc.                                   678,600
          69,000 bebe Stores, Inc.                                    1,207,500
         110,000 Bed Bath & Beyond, Inc.*                             4,419,800
          70,000 Chico's FAS, Inc.*                                   2,576,000
          59,000 Claire's Stores, Inc.                                1,423,670
         234,000 Coach, Inc.*                                         7,338,240
          50,000 CVS Corp.                                            1,450,500
          16,000 Dick's Sporting Goods, Inc.*                           481,760
          33,000 Guitar Center, Inc.*                                 1,821,930
          54,000 Men's Wearhouse, Inc. (The)*                         1,441,800
          44,000 Michaels Stores, Inc.                                1,454,640
         116,000 Quiksilver, Inc.*                                    1,676,200
         106,000 Urban Outfitters, Inc.*                              3,116,400
           6,000 Zale Corp.*                                            163,080
                                                                   -------------
                                                                     31,179,490

Retail Store - (1.3%)
           5,000 Federated Department Stores, Inc.                      334,350
          21,000 Neiman Marcus Group, Inc. (The) Class "A"            2,098,950
          60,000 Nordstrom, Inc.                                      2,059,200
          46,500 Penney (J.C.) Company, Inc.                          2,205,030
          12,400 Sears Holdings Corp.*                                1,542,808
          26,000 Target Corp.                                         1,350,180
                                                                   -------------
                                                                      9,590,518

Securities Brokerage - (0.6%)
          20,000 Bear Stearns Companies, Inc. (The)                   2,195,000
          22,000 Legg Mason, Inc.                                     2,413,180
                                                                   -------------
                                                                      4,608,180

Semiconductor - (0.2%)
          72,000 Motorola, Inc.                                       1,590,480

Shoe - (0.5%)
          21,000 NIKE, Inc. Class "B"                                 1,715,280
          44,000 Timberland Co. (The) Class "A"*                      1,486,320
          20,000 Wolverine World Wide, Inc.                             421,000
                                                                   -------------
                                                                      3,622,600

Steel - General - (0.0%)
           5,000 IPSCO, Inc.                                            357,450

Telecommunication Equipment - (0.3%)
          51,000 Marvell Technology Group Ltd. *                      2,351,610

Telecommunication Services - (0.8%)
          66,000 American Tower Corp.*                                1,646,700
          62,000 Crown Castle International Corp.*                    1,527,060
          36,000 NII Holdings, Inc.*                                  3,040,200
                                                                   -------------
                                                                      6,213,960

Thrift - (0.7%)
          90,200 Golden West Financial Corp.                          5,356,978

Tire & Rubber - (0.1%)
          14,000 Carlisle Companies, Inc.                               889,980

Trucking/Transportation Leasing - (0.6%)
          28,000 CNF, Inc.                                            1,470,000
          86,000 Hunt (J.B.) Transport Services, Inc.                 1,634,860
          33,000 Yellow Roadway Corp.*                                1,366,860
                                                                   -------------
                                                                      4,471,720

Water Utility - (0.0%)
           5,000 Aqua America, Inc.                                     190,100

                 Total Common Stocks (77.8%)
                    (Cost $373,150,638)                             575,441,358
                                                                   -------------



Principal
Amount
-----------------

Corporate Notes  - (0.8%)
---------------------------------------------------------------------------------------------------
     $ 6,000,000 SLM Corp. Floating Rate Notes, 4.15%**, due 4/1/14
                    (Cost $5,960,814)                                                    5,720,880
                                                                                     --------------


U.S. Treasury Obligations - (2.0%)
---------------------------------------------------------------------------------------------------
       2,000,000 United States Treasury Notes 3.5%, due 11/15/06                         1,986,172
       3,000,000 United States Treasury Notes 4.00%, due 11/15/12                        2,951,133
       8,000,000 United States Treasury Bonds 6.125%, 11/15/27                           9,652,816
                                                                                     --------------
                 Total U.S. Treasury Obligations
                    (Cost $13,403,494)                                                  14,590,121

U.S. Government Agency Obligations - (11.3%)
---------------------------------------------------------------------------------------------------
       7,000,000 Private Export Funding Corp. Series "J" 7.650%,
                    due 5/15/06                                                          7,141,603
       6,000,000 Federal Home Loan Banks 3.50%, due 8/15/06                              5,957,382
       4,000,000 Federal National Mortgage Association 3.310%, due 1/26/07               3,942,108
       7,000,000 Federal Home Loan Banks 3.375%, due 2/23/07                             6,905,423
       4,000,000 Federal Home Loan Banks 4.25%, due 9/12/08                              3,975,752
       6,000,000 Federal Home Loan Mortgage Corp. 4.875%, due 3/15/07                    6,042,750
       8,000,000 Federal National Mortgage Association 5.250%, due 4/15/07               8,100,720
       4,000,000 Federal Home Loan Mortgage Corp. 3.25%, due 11/2/07                     3,908,660
       6,000,000 Federal Home Loan Banks 3.05%,
                    (until 11/9/05 4% thereafter) due 11/9/07                            5,918,940
       4,000,000 Federal Home Loan Banks 3.30%, due 12/28/07                             3,867,704
       5,000,000 Federal National Mortgage Association 3.250%, due 1/15/08               4,872,455
      10,000,000 Federal National Mortgage Assocation Pool #380188, 6.450%, 4/1/08      10,182,810
       2,000,000 Federal Home Loan Banks 4.10%, due 6/13/08                              1,972,750
       2,000,000 Federal Home Loan Mortgage Corp. 5.875%, due 3/21/11                    2,106,888
       4,000,000 Federal Home Loan Mortgage Corp. 5.250%, due 11/5/12                    3,973,944
       2,000,000 Federal Home Loan Mortgage Corp. 4.500%, due 1/15/13                    1,985,532
       2,835,537 Federal National Mortgage Assocation Pool #802813, 5.00%, 11/1/34       2,779,715
                                                                                     --------------
                 Total U.S. Government Agency Obligations
                    (Cost $83,918,070)                                                  83,635,136
                                                                                     --------------
                 Total Investment Securities - 91.9%
                    (Cost $476,433,016)                                                679,387,495
                                                                                     --------------
Short-Term Investments - (7.1%)
---------------------------------------------------------------------------------------------------
U.S. Government Agency Obligations - (1.1%)
       8,000,000 Federal Home Loan Banks 3.60%, due 7/13/06
                    (Cost $8,000,000)                                                    8,000,000
                                                                                     --------------

Corporate Bonds - (0.7%)
       5,000,000 Nebhelp, Inc., Series A-2
                    3.34%, 7/7/05***
                    (Cost $5,000,000)                                                    5,000,000
                                                                                     --------------

Repurchase Agreements**** - (5.3%)
(including accrued interest)
      19,200,000 With Morgan Stanley, 3.24%,
                 dated 9/30/05, due 10/3/05 delivery value $19,205,184)
                 (collateralized by $14,835,000 U.S. Treasury
                 Bonds 7.25%, due 8/15/22, with a value of $19,549,748)                 19,201,728

       6,473,000 With UBS Warburg LLC, 3.25%,
                 dated 9/30/05, due 10/3/05 delivery value $6,474,753
                 (collateralized by $5,210,000 U.S. Treasury
                 Bonds 7.25%, due 5/15/16, with a value of $6,699,734)                   6,473,584

      13,927,000 With UBS Warburg LLC, 3.25%,
                 dated 9/30/05, due 10/3/05 delivery value $13,930,772
                 (collateralized by $10,022,000 U.S. Treasury
                 Bonds 8.875%, due 8/15/17, with a value of $14,192,092)                13,928,257
                                                                                     --------------
                 Total Repurchase Agreements
                    (Cost $39,603,569)                                                  39,603,569
                                                                                     --------------
                 Total Short-Term Investments
                    (Cost $52,603,569)                                                  52,603,569
                                                                                     --------------
Cash and Other Assets
   In Excess of Liabilities - (1.0%)                                                     7,529,712
                                                                                     --------------

Net Assets (100.0%)                                                                  $ 739,520,776
                                                                                     ==============

NET ASSET VALUE PER OUTSTANDING SHARE
($739,520,776 / 33,768,805 shares outstanding)                                       $       21.90
                                                                                     --------------


   *  Non-income producing
  **  Rate at 9/30/05. Floating Rate changes monthly.
 ***  Rate at 9/30/05. Floating Rate changes weekly.
**** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

   (ADR) - American Depositary Receipts




The Fund's unrealized appreciation/depreciation as of September 30, 2005 was as follows:

                                                                  Total Net
                                                                  Unrealized
   Total Cost       Appreciation         Depreciation            Appreciation
--------------------------------------------------------------------------------
  $ 529,036,585     $208,039,866           $(5,085,387)          $ 202,954,479
--------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         -------------------------------------
         Jean B. Buttner, President

Date:    11/28/05
         -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ David T. Henigson
         -------------------------------------
         David T. Henigson, Vice President, Treasurer, Principal
         Financial Officer

Date:    11/28/05
         -------------------------------------